Tower Transaction (Narrative) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Other Liabilities [Line Items]
Property, Plant and Equipment - Net	$ 131,473	$ 125,222	$ 124,899
Depreciation expense	$ 20,102	19,761	20,661
Crown Castle International [Member]
Other Liabilities [Line Items]
Number Of Towers Subject To Failed Sale-Leaseback	9,048
Number of towers subject to disposition (as shown)	627
Cash from failed sale-leaseback (in millions U.S. dollars)	$ 4,827
Term of lease	28 years
Approximate fixed future purchase option price on failed sale-leaseback (in millions U.S. dollars)	$ 4,200
Minimum Leaseback Term	10 years
Property, Plant and Equipment - Net	$ 843	882
Depreciation expense	$ 39	$ 39	$ 39
Approximate annual interest rate - financing obligation (as shown)	3.90%
Lease payments	$ 239
Minimum lease payments - 2019	244
Minimum lease payments - 2020	248
Minimum lease payments - 2021	253
Minimum lease payments - 2022	258
Minimum lease payments - 2023	264
Minimum lease payments - thereafter	$ 1,530